SVB Agreement - Schedule of Determine the Fair Value of the Warrant Upon Issuance (Detail) - Silicon Valley Bank [Member]	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	10 years
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	1,100
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	0
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	72.9